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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                    Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Large Cap Growth Fund
                 Schedule of Investments  12/31/04 (unaudited)

Shares                                                                   Value
                 COMMON STOCKS - 101.3 %
                 Energy - 1.8 %
                 Integrated Oil & Gas - 1.0 %
   300           Occidental Petroleum Corp.                            $  17,508
                 Oil & Gas Refining Marketing & Transportation - 0.8 %
   500           Repsol SA (A.D.R.)                                    $  13,050
                 Total Energy                                          $  30,558
                 Materials - 4.4 %
                 Diversified Metals & Mining - 4.4 %
 1,210           Freeport-McMoRan Copper & Gold, Inc. (Class B)        $  46,258
   300           Phelps Dodge Corp.                                       29,676
                                                                       $  75,934
                 Total Materials                                       $  75,934
                 Capital Goods - 9.2 %
                 Industrial Conglomerates - 6.6 %
   600           American Standard Co., Inc. *                         $  24,792
   200           Illinois Tool Works, Inc.                                18,536
   300           Johnson Controls, Inc.                                   19,032
   900           Tyco International, Ltd.                                 32,166
   200           United Technologies Corp.                                20,670
                                                                       $ 115,196
                 Industrial Machinery - 2.6 %
   600           Deere & Co.                                           $  44,640
                 Total Capital Goods                                   $ 159,836
                 Commercial Services & Supplies - 2.1 %
                 Diversified Commercial Services - 1.2 %
   100           Apollo Group, Inc. *                                  $   8,071
   200           The Dun & Bradstreet Corp. *                             11,930
                                                                       $  20,001
                 Office Services & Supplies - 0.9 %
   300           Canon, Inc. (A.D.R.)                                  $  16,278
                 Total Commercial Services & Supplies                  $  36,279
                 Consumer Durables & Apparel - 1.5 %
                 Apparel, Accessories & Luxury Goods - 1.5 %
 1,000           TJX Co., Inc.                                         $  25,130
                 Total Consumer Durables & Apparel                     $  25,130
                 Hotels Restaurants & Leisure - 1.7 %
                 Restaurants - 1.7 %
   400           Ruby Tuesday, Inc.                                    $  10,432
   400           Tricon Global Restaurants, Inc.                          18,872
                                                                       $  29,304
                 Total Hotels Restaurants & Leisure                    $  29,304
                 Media - 3.7 %
                 Broadcasting & Cable Television - 1.8 %
 2,800           Liberty Media Corp. *                                 $  30,744
                 Movies & Entertainment - 1.9 %
 1,200           The Walt Disney Co.                                   $  33,360
                 Total Media                                           $  64,104
                 Retailing - 3.8 %
                 Apparel Retail - 0.8 %
   300           Liz Claiborne, Inc.                                   $  12,663
                 Computer & Electronics Retail - 1.0 %
   300           Best Buy Co., Inc.                                    $  17,826
                 Home Improvement Retail - 2.0 %
   600           Lowe's Co., Inc.                                      $  34,554
                 Total Retailing                                       $  65,043
                 Food & Drug Retailing - 2.4 %
                 Food Distributors - 2.4 %
   700           Cardinal Health, Inc.                                 $  40,705
                 Total Food & Drug Retailing                           $  40,705
                 Food, Beverage & Tobacco - 6.9 %
                 Soft Drinks - 4.4 %
   500           Fomento Economico Mexicano SA de C.V.                 $  26,305
   975           PepsiCo, Inc.                                            50,895
                                                                       $  77,200
                 Tobacco - 2.5 %
   700           Altria Group, Inc.                                    $  42,770
                 Total Food, Beverage & Tobacco                        $ 119,970
                 Household & Personal Products - 4.0 %
                 Household Products - 2.2 %
   700           Procter & Gamble Co.                                  $  38,556
                 Personal Products - 1.8 %
   800           Avon Products, Inc.                                   $  30,960
                 Total Household & Personal Products                   $  69,516
                 Health Care Equipment & Services - 6.8 %
                 Health Care Distributors - 2.1 %
 1,400           Bristol-Myers Squibb Co.                              $  35,868
                 Health Care Equipment - 3.1 %
   500           Astrazeneca Plc (A.D.R.)                              $  18,195
   500           Guidant Corp.                                            36,050
                                                                       $  54,245
                 Health Care Facilities - 0.7 %
   300           HCA, Inc.                                             $  11,988
                 Health Care Supplies - 0.9 %
   300           Smith & Nephew Plc (A.D.R.)                           $  15,528
                 Total Health Care Equipment & Services                $ 117,629
                 Pharmaceuticals & Biotechnology - 14.1 %
                 Biotechnology - 4.9 %
   800           Amgen, Inc. *                                         $  51,320
   600           Gilead Sciences, Inc. *                                  20,994
   300           ImClone Systems, Inc. *                                  13,824
                                                                       $  86,138
                 Pharmaceuticals - 9.2 %
   800           IVAX Corp. *                                          $  12,656
 1,400           Merck & Co., Inc.                                        44,996
 2,600           Pfizer, Inc.                                             69,914
 1,500           Schering-Plough Corp.                                    31,320
                                                                       $ 158,886
                 Total Pharmaceuticals & Biotechnology                 $ 245,024
                 Banks - 1.2 %
                 Diversified Banks - 1.2 %
   200           Bank of America Corp.                                 $   9,398
   200           Wachovia Corp.                                           10,520
                                                                       $  19,918
                 Total Banks                                           $  19,918
                 Diversified Financials - 3.6 %
                 Consumer Finance - 1.1 %
   700           MBNA Corp.                                            $  19,733
                 Other Diversified Finance Services - 2.5 %
   900           Citigroup, Inc.                                       $  43,362
                 Total Diversified Financials                          $  63,095
                 Insurance - 6.3 %
                 Life & Health Insurance - 1.4 %
   600           Aflac, Inc.                                           $  23,904
                 Multi-Line Insurance - 4.2 %
 1,100           American International Group, Inc.                    $  72,237
                 Property & Casualty Insurance - 0.7 %
   300           ACE, Ltd.                                             $  12,825
                 Total Insurance                                       $ 108,966
                 Software & Services - 9.4 %
                 Application Software - 6.1 %
 3,300           Microsoft Corp.                                       $  88,143
   700           Macrovision Corp. *                                      18,004
                                                                       $ 106,147
                 Home Entertainment Software - 1.2 %
   600           Take-Two Interactive Software, Inc. *                 $  20,874
                 It Consulting & Other Services - 2.1 %
 1,335           Accenture, Ltd. *                                     $  36,045
                 Total Software & Services                             $ 163,066
                 Technology Hardware & Equipment - 12.7 %
                 Communications Equipment - 1.6 %
 1,600           Avaya, Inc. *                                         $  27,520
                 Computer Hardware - 4.3 %
   300           Diebold, Inc.                                         $  16,719
   400           Dell, Inc. *                                             16,856
 2,000           Hewlett-Packard Co.                                      41,940
                                                                       $  75,515
                 Computer Storage & Peripherals - 3.6 %
 2,500           Sandisk Corp. *                                       $  62,425
                 Electronic Equipment & Instruments - 3.2 %
   250           Samsung Electronics Regs                              $  54,750
                 Total Technology Hardware & Equipment                 $ 220,210
                 Semiconductors - 3.2 %
 1,900           Taiwan Semiconductor Manufacturing Co. (A.D.R.)       $  16,131
 1,600           Texas Instruments, Inc.                                  39,392
                                                                       $  55,523
                 Total Semiconductors                                  $  55,523
                 Telecommunication Services - 2.5 %
                 Wireless Telecommunication Services - 2.5 %
 1,600           Vodafone Group Plc (A.D.R.)                           $  43,808
                 Total Telecommunication Services                      $  43,808
                 TOTAL COMMON STOCKS
                 (Cost   $1,610,820)                                   $1,753,618

                 TOTAL INVESTMENT IN SECURITIES - 100.3%
                 (Cost $1,610,820) (a)                                 $1,753,618

                 OTHER ASSETS AND LIABILITIES - (1.3)%                 $ -21,823

                 TOTAL NET ASSETS - 100.0%                             $1,731,795

  *              Non-income producing security.
(A.D.R.)         American Depositary Receipt

 (a)             At December 31, 2004, the net unrealized loss on investments based on cost for federal  income tax purposes of $1,610,820 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost             $$219,992

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value              (77,194)

                 Net unrealized gain                                   $$142,798$1,753,618



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.